Operating expenses by nature (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Summary of operating expenses by nature

	2024	2023	2022

Selling expenses	148,975	169,486	138,722
Advertising and publicity	148,975	169,486	138,722

Administrative expenses	6,001,055	5,461,147	5,641,233
Personnel expenses	3,996,463	3,728,123	3,943,284
Compensation	1,498,476	1,371,973	1,597,229
Employee profit-sharing and bonus	1,592,865	1,531,491	1,540,172
Executives profit-sharing	231,337	149,263	100,732
Benefits	257,289	223,694	195,763
Social charges	404,319	437,377	487,237
Other	12,177	14,325	22,151
Other taxes expenses	91,317	65,526	71,396
Depreciation of property and equipment and right-of-use assets	125,193	118,603	110,248
Amortization of intangible assets	140,132	133,810	95,629
Other administrative expenses	1,647,950	1,415,085	1,420,676
Data processing	868,011	739,804	685,946
Technical services	150,580	152,499	188,986
Third parties' services	318,629	307,952	397,585
Rent expenses	38,503	23,656	14,491
Communication	24,373	31,577	27,076
Travel	51,414	36,232	40,243
Legal and judicial	70,270	24,610	9,873
Other	126,170	98,755	56,476
Total	6,150,030	5,630,633	5,779,955